Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 22,717	$ 20,002
Non-interest income	26,268	29,691
Total revenue	48,985	49,693
Provision for credit losses	484	(753)
Insurance policyholder benefits, claims and acquisition expense	1,783	3,891
Non-interest expense	26,609	25,924
Net income (loss) before income taxes	20,109	20,631
Income taxes (recoveries)	4,302	4,581
Net income	15,807	16,050
Non-interest expense includes:
Depreciation and amortization	2,634	2,563
Impairment of other intangibles	18	29
Total assets	1,917,219	1,706,323
Total assets include:
Additions to premises and equipment and intangibles	3,678	2,197
Total liabilities	1,809,044	1,607,561
Canada [member]
Disclosure of operating segments [line items]
Net interest income	15,761	13,947
Non-interest income	13,508	15,454
Total revenue	29,269	29,401
Provision for credit losses	600	(203)
Insurance policyholder benefits, claims and acquisition expense	(466)	2,036
Non-interest expense	13,648	12,897
Net income (loss) before income taxes	15,487	14,671
Income taxes (recoveries)	3,615	3,599
Net income	11,872	11,072
Non-interest expense includes:
Depreciation and amortization	1,617	1,594
Impairment of other intangibles	11	16
Total assets	992,485	964,747
Total assets include:
Additions to premises and equipment and intangibles	1,263	1,238
Total liabilities	884,394	866,287
United States [member]
Disclosure of operating segments [line items]
Net interest income	5,423	4,447
Non-interest income	6,364	8,083
Total revenue	11,787	12,530
Provision for credit losses	60	(277)
Non-interest expense	9,006	9,107
Net income (loss) before income taxes	2,721	3,700
Income taxes (recoveries)	452	649
Net income	2,269	3,051
Non-interest expense includes:
Depreciation and amortization	776	728
Impairment of other intangibles	5	11
Total assets	570,255	454,949
Total assets include:
Additions to premises and equipment and intangibles	666	739
Total liabilities	570,266	454,903
Other International [member]
Disclosure of operating segments [line items]
Net interest income	1,533	1,608
Non-interest income	6,396	6,154
Total revenue	7,929	7,762
Provision for credit losses	(176)	(273)
Insurance policyholder benefits, claims and acquisition expense	2,249	1,855
Non-interest expense	3,955	3,920
Net income (loss) before income taxes	1,901	2,260
Income taxes (recoveries)	235	333
Net income	1,666	1,927
Non-interest expense includes:
Depreciation and amortization	241	241
Impairment of other intangibles	2	2
Total assets	354,479	286,627
Total assets include:
Additions to premises and equipment and intangibles	1,749	220
Total liabilities	354,384	286,371
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	14,019	12,621
Non-interest income	6,124	5,725
Total revenue	20,143	18,346
Provision for credit losses	463	(187)
Non-interest expense	8,437	7,978
Net income (loss) before income taxes	11,243	10,555
Income taxes (recoveries)	2,873	2,708
Net income	8,370	7,847
Non-interest expense includes:
Depreciation and amortization	942	923
Impairment of other intangibles	11	5
Total assets	602,824	549,702
Total assets include:
Additions to premises and equipment and intangibles	394	503
Total liabilities	602,741	549,619
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	3,634	2,689
Non-interest income	11,215	10,607
Total revenue	14,849	13,296
Provision for credit losses	34	(47)
Non-interest expense	10,701	9,929
Net income (loss) before income taxes	4,114	3,414
Income taxes (recoveries)	970	788
Net income	3,144	2,626
Non-interest expense includes:
Depreciation and amortization	931	883
Impairment of other intangibles	2	3
Total assets	174,964	148,990
Total assets include:
Additions to premises and equipment and intangibles	2,265	752
Total liabilities	174,986	149,096
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	3,510	5,600
Total revenue	3,510	5,600
Provision for credit losses		(1)
Insurance policyholder benefits, claims and acquisition expense	1,783	3,891
Non-interest expense	588	596
Net income (loss) before income taxes	1,139	1,114
Income taxes (recoveries)	282	225
Net income	857	889
Non-interest expense includes:
Depreciation and amortization	57	59
Impairment of other intangibles	2	1
Total assets	21,918	22,724
Total assets include:
Additions to premises and equipment and intangibles	49	48
Total liabilities	22,588	22,966
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	498	460
Non-interest income	1,725	1,704
Total revenue	2,223	2,164
Provision for credit losses	(3)	(8)
Non-interest expense	1,569	1,589
Net income (loss) before income taxes	657	583
Income taxes (recoveries)	144	143
Net income	513	440
Non-interest expense includes:
Depreciation and amortization	190	197
Impairment of other intangibles	1	2
Total assets	263,362	240,055
Total assets include:
Additions to premises and equipment and intangibles	84	80
Total liabilities	263,206	239,960
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	4,698	4,553
Non-interest income	4,422	5,634
Total revenue	9,120	10,187
Provision for credit losses	(11)	(509)
Non-interest expense	5,561	5,427
Net income (loss) before income taxes	3,570	5,269
Income taxes (recoveries)	649	1,082
Net income	2,921	4,187
Non-interest expense includes:
Depreciation and amortization	502	497
Impairment of other intangibles	2	18
Total assets	794,032	692,278
Total assets include:
Additions to premises and equipment and intangibles	256	355
Total liabilities	793,826	691,767
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(132)	(321)
Non-interest income	(728)	421
Total revenue	(860)	100
Provision for credit losses	1	(1)
Non-interest expense	(247)	405
Net income (loss) before income taxes	(614)	(304)
Income taxes (recoveries)	(616)	(365)
Net income	2	61
Non-interest expense includes:
Depreciation and amortization	12	4
Total assets	60,119	52,574
Total assets include:
Additions to premises and equipment and intangibles	630	459
Total liabilities	$ (48,303)	$ (45,847)